Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-Based Compensation

11. Stock-Based Compensation

Stock Options

A summary of stock option activity is as follows (in thousands, except per share amounts and years):

				Weighted-
			Weighted-	Average
	Options	Number of	Average	Remaining	Aggregate
	Available	Options	Exercise Price	Contractual	Intrinsic
	for Grant	Outstanding	Per Share	Term (Years)	Value
Balances as of December 31, 2020	4,330	20,574	$1.74	6.4	$83,570
Options exercised	—	(831)	1.79
Options cancelled and forfeited	259	(259)	2.35
Balances as of June 30, 2021	4,589	19,484	$1.73	5.9	$160,996
Options vested and exercisable – June 30, 2021		14,893	$1.50	5.1	$126,601

The weighted-average grant-date fair value of options granted during the three and six months ended June 30, 2020 was $1.18 and $1.13, respectively. There were no options granted during the six months ended June 30, 2021.

The aggregate intrinsic value of stock options exercised during the three and six months ended June 30, 2020 was $0.1 million and $0.4 million, respectively, and was $3.1 million and $6.4 million during the three and six months ended June 30, 2021, respectively.

The fair value of options vested during the three and six months ended June 30, 2020 was $1.4 million and $2.6 million, respectively, and was $0.9 million and $2.0 million during the three and six months ended June 30, 2021, respectively.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s condensed consolidated statements of operations for the presented periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Operations and support	$41	$48	$161	$101
Marketing	51	99	225	167
Product development	273	399	949	694
General and administrative	529	601	1,144	1,186
Total stock-based compensation expense	$894	$1,147	$2,479	$2,148

No income tax benefit related to stock-based compensation was recorded during the three and six months ended June 30, 2020 and 2021 as the Company maintained a full valuation allowance against its net deferred tax assets within the United States.

As of June 30, 2021, total unrecognized compensation cost related to unvested stock options was $6.4 million, which was expected to be recognized over a weighted average remaining service period of 2.0 years.

Stock Option Modification

During the year ended December 31, 2020, the Company experienced significant disruption to its business as a result of the rapid development of COVID-19 and the corresponding reduction in the demand for its marketplace services. In response to the impact of COVID-19, the Company implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company amended the terms of stock options previously awarded to impacted employees. For employees who were terminated as part of the restructuring, the

Company allowed pro-rata vesting of pre-cliff awards up to the termination date that would have otherwise been forfeited upon termination and extended the exercise period of vested stock options from 90 days to three years from the termination date. For employees who remained employed after the restructuring, the stock options were modified based on the fair value of the Company’s common stock as determined by the board of directors.

In April 2020, the Company modified 2,584,000 options held by terminated employees. The Company reversed the previously recognized expense for pre-cliff awards, recorded the incremental expense based on the modification-date fair value of awards that became vested under the pro-rata acceleration, and recorded any excess between the fair value of the vested awards immediately prior to and after the modification. The Company immediately recognized net incremental expense of $0.3 million related to these options.

In July 2020, the Company modified 5,700,000 options held by then-current employees. The Company repriced options held by current employees with an exercise price greater than $2.39 per share. As part of the repricing, the original options were canceled and new options were granted with an exercise of $2.39 per share and a remaining contractual term of ten years. The new options were subject to the same service-based vesting schedule as the original options. The repricing was recorded as a stock option modification whereby the incremental fair value of each option was determined at the date of the modification and $0.4 million was immediately recognized related to vested options. During the three and six months ended June 30, 2021, the Company recognized total stock-based compensation expense of $0.1 million and $0.2 million related to these repriced options, respectively. As of June 30, 2021, there was remaining incremental fair value of $0.4 million which will be recognized over the remaining requisite service period.

14. Stock-Based Compensation

2011 Equity Incentive Plan

On August 23, 2011, the Company adopted the 2011 Equity Incentive Plan (the “2011 Plan’’), which provides for the issuance of incentive and nonqualified stock options, restricted stock and other stock-based awards to employees, nonemployees, and directors of the Company. The Company reserved 29.0 million shares of common stock for issuance under the 2011 Plan. The board of directors administers the 2011 Plan and determines the exercise price of options, purchase price for restricted stock, the rates at which awards vest and the other terms and conditions of the awards. Options generally vest over four years and are subject to the employee’s continued employment with us. Options granted to consultants or other nonemployees generally vest over the expected service period to the Company. The options expire ten years from the date of grant. The Company issues new shares to satisfy stock option exercises. Through December 31, 2020, only stock options had been issued under the 2011 Plan.

Stock Options

A summary of stock option activity is as follows (in thousands, except per share amounts and years):

	Options Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balances as of December 31, 2018	1,824	17,140	$1.53	7.4
Options authorized	6,000	—
Options granted	(5,744)	5,744	3.33
Options exercised	—	(805)	0.98
Options cancelled and forfeited	1,330	(1,330)	2.51
Balances as of December 31, 2019	3,410	20,749	$1.98	7.1	$34,776
Options authorized	1,500	—
Options granted(1)	(9,377)	9,377	2.50
Options exercised	—	(755)	1.02
Options cancelled and forfeited(1)	8,797	(8,797)	3.20
Balances as of December 31, 2020	4,330	20,574	$1.74	6.4	$83,570
'Options vested and exercisable – December 31, 2020		14,378	$1.44	5.5	$62,719

(1)	Includes options that were canceled and re-granted as part of the option repricing modification, as further discussed below.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2018, 2019 and 2020 was $1.29, $1.51 and $0.59, respectively.

The aggregate intrinsic value of stock options exercised during the years ended December 31, 2018, 2019 and 2020 was $3.4 million, $2.1 million and $2.4 million, respectively.

The fair value of options vested during the years ended December 31, 2018, 2019 and 2020 was $2.2 million, $4.1 million and $5.0 million, respectively.

As there is no public market for the Company’s common stock, the board of directors, with the assistance of a third-party valuation specialist, determined the fair value of the Company’s common stock at the time of the grant of share options by considering a number of objective and subjective factors, including the Company’s actual operating and financial performance, market conditions and performance of comparable publicly-traded companies, developments and milestones in the Company, the likelihood of achieving a liquidity event and transactions involving the Company’s common stock, among other factors. The fair value of the underlying common stock was determined by the board of directors. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.

The following table presents the range of assumptions used to estimate the fair value of options granted during the periods presented:

Year Ended December 31,
	2018	2019	2020
Risk-free interest rate	2.34% - 3.08%	1.38% - 2.60%	0.24% - 1.43%
Expected term (years)	3.09 - 6.97	4.51 - 6.75	3.99 - 6.80
Volatility	44.5% - 50.6%	44.5% - 46.3%	49.0% - 54.8%
Dividend yield	—%	—%	—%

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield in effect at the time the options are granted for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the option.

Expected Term—The expected term is based upon the Company’s consideration of the historical life of options, the vesting period of the option granted, and the contractual period of the option granted. The Company has a limited history of granting options, accordingly, the expected life was calculated using the simplified method.

Volatility—As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.

Dividend Yield—The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of costs and expenses in the Company’s consolidated statements of operations for the presented periods (in thousands):

	Year Ended December 31,
	2018	2019	2020
Operations and support	$206	$277	$299
Marketing	181	301	397
Product development	2,391	1,486	1,873
General and administrative	3,904	2,003	2,972
Total stock-based compensation expense	$6,682	$4,067	$5,541

In 2018, stock-based compensation expense of $2.7 million and $1.5 million was recorded to general and administrative expense and product development expense, respectively, relating to a secondary market offering. Investors acquired 1.3 million shares of the Company’s common stock at a premium of $3.55 per share over the estimated fair value of the common stock at the time of the offering. Of the 1.3 million shares offered, 1.2 million shares were purchased from employees and 138,000 shares were purchased from non-employees. The premium attributable to the shares purchased from non-employees of $491,000 was recorded as a deemed dividend.

No income tax benefit related to stock-based compensation was recorded during the years ended December 31, 2018, 2019 and 2020 as the Company maintained a full valuation allowance against its net deferred tax assets within the United States.

As of December 31, 2020, total unrecognized compensation cost related to unvested stock options was $8.7 million, which was expected to be recognized over a weighted average remaining service period of 2.5 years. As of December 31, 2020, the Company had 4.3 million shares available for grant under the 2011 Plan. To the extent any of the stock options to purchase 461,000 shares of the Company’s common stock issuable pursuant to the assumed DogVacay stock option plan expire unexercised, a corresponding number of shares shall be automatically added to the 2011 Plan and shall be available for future grant pursuant to the terms thereof. To the extent any of the stock options to purchase 54,000 shares of the Company’s common stock issuable pursuant to the assumed DogBuddy stock option plan expire unexercised, a corresponding number of shares shall be automatically added to the 2011 Plan and shall be available for future grant pursuant to the terms thereof.

Stock Option Modification

During the year ended December 31, 2020, the Company experienced significant disruption to its business as a result of the rapid development of COVID-19 and the corresponding reduction in the demand for its marketplace services. In response to the impact of COVID-19, the Company implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company amended the terms of stock options previously awarded to impacted employees. For employees who were terminated as part of the restructuring, the Company allowed pro-rata vesting of pre-cliff awards up to the termination date that would have otherwise been forfeited upon termination and extended the exercise period of vested stock options from 90 days to three years from the termination date. For employees who remained employed after the restructuring, the stock options were modified based on the fair value of the Company’s common stock as determined by the board of directors.

As part of the restructuring, the Company modified 2,584,000 options held by terminated employees. The Company reversed the previously recognized expense for pre-cliff awards, recorded the incremental expense based on the modification-date fair value of awards that became vested under the pro-rata acceleration, and recorded any excess between the fair value of the vested awards immediately prior to and after the modification. The Company immediately recognized net incremental expense of $0.3 million related to these options.

In July 2020, the Company modified 5,700,000 options held by then-current employees. The Company repriced options held by current employees with an exercise price greater than $2.39 per share. As part of the repricing, the original options were canceled and new options were granted with an exercise of $2.39 per share and a remaining contractual term of ten years. The new options were subject to the same service-based vesting schedule as the original options. The repricing was recorded as a stock option modification whereby the incremental fair value of each option was determined at the date of the modification and $0.4 million was immediately recognized related to vested options. During the year ended December 31, 2020, the Company recognized total stock-based compensation expense of $0.6 million related to these repriced options. As of December 31, 2020, there was remaining incremental fair value of $0.6 million which will be recognized over the remaining requisite service period.